LONG-TERM DEBT - Term Loan (Details) - USD ($) $ in Millions		12 Months Ended
	May 04, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 15, 2022	Jun. 21, 2013
Line of Credit Facility [Line Items]
Long-Term Debt		$ 3,345	$ 2,735
Gain (Loss) on Extinguishment of Debt		0	0	$ (9)
Term Loan Maturing 2025
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 600
Long-Term Debt			$ 600
Weighted average interest rate, at point in time			6.22%
Repayments of Debt		600
Senior Notes 2023 [Member]
Line of Credit Facility [Line Items]
Fixed interest rate per annum (in hundredths)						3.875%
Early Repayment of Senior Debt	$ 600
Repayments of senior debt	609
Gain (Loss) on Extinguishment of Debt	(9)
Debt Instrument, Increase, Accrued Interest	$ 7
Strategic Innovation Fund
Line of Credit Facility [Line Items]
Long-Term Debt		18
Atlantic Canada Opportunities Agency (ACOA)
Line of Credit Facility [Line Items]
Long-Term Debt		$ 1